Quarterly Information (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information (Unaudited)
Quarterly Information (Unaudited)
The following table summarizes quarterly financial data for the periods presented (in thousands, except per share amounts):

	Three Months Ended
	March 31	June 30	September 30	December 31
2017
Gross collections	$440,863	$446,182	$442,996	$437,603
Revenues, adjusted by net allowances	271,941	290,917	306,699	317,481
Total operating expenses	196,100	210,323	202,829	253,246
Income from continuing operations	15,178	19,076	42,144	2,779
Net income	14,979	19,076	42,144	2,779
Amounts attributable to Encore Capital Group, Inc.:
Income from continuing operations	22,297	20,255	28,194	12,681
Net income attributable to Encore Capital Group, Inc. stockholders	22,098	20,255	28,194	12,681
Earnings per share attributable to Encore Capital Group, Inc.:
From continuing operations:
Basic	$0.86	$0.78	$1.08	$0.49
Diluted	0.85	0.77	1.05	0.48
From net income:
Basic	$0.85	$0.78	$1.08	$0.49
Diluted	0.85	0.77	1.05	0.48
2016
Gross collections	$447,805	$434,100	$406,961	$396,738
Revenues, adjusted by net allowances	289,017	289,442	179,415	271,384
Total operating expenses	205,513	197,695	200,597	183,939
Income (loss) from continuing operations	29,789	30,833	(51,946)	10,494
Net income (loss)	26,607	30,833	(51,946)	11,323
Amounts attributable to Encore Capital Group, Inc.:
Income (loss) from continuing operations	28,876	29,588	(1,524)	21,983
Net income (loss)	25,694	29,588	(1,524)	22,812
Earnings (loss) per share attributable to Encore Capital Group, Inc.:
From continuing operations:
Basic	$1.13	$1.15	$(0.06)	$0.85
Diluted	1.12	1.14	(0.06)	0.85
From net income:
Basic	$1.01	$1.15	$(0.06)	$0.88
Diluted	0.99	1.14	(0.06)	0.88